Post balance sheet events	12 Months Ended
Dec. 31, 2021
Post balance sheet events
Post balance sheet events

D3    Post balance sheet events

Dividends

The 2021 second interim ordinary dividend approved by the Board of Directors after 31 December 2021 is as described in note B5.

Debt redemption

On 20 January 2022 the Company redeemed subordinated debt instruments of $1,725 million, as described in note C5.1.